Sales - Revenue (Details)	12 Months Ended
Dec. 31, 2019 item
Disclosure of disaggregation of revenue from contracts with customers [line items]
Terms of payment of discounted amount	3 months
Term of contractual clauses covering free offers	3 months
Number of wholesale commercial agreements	3
Number of components of bundled offers	2
Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Terms of contract	12 months
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Terms of contract	24 months
Top of range [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Credit period for separate equipment sales	24 months